Annual Fund Operating Expenses - Climate Global - Climate Resilient US REIT Index ETF - Climate Global - Climate Resilient REIT Index ETF	Feb. 11, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.90%

[1]	Based on estimated amounts for the current fiscal year.